UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                 USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2013


[LOGO OF USAA]
    USAA(R)

                                          [GRAPHIC OF USAA FLEXIBLE INCOME FUND]

 ==============================================================

     ANNUAL REPORT
     USAA FLEXIBLE INCOME FUND
     FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
     DECEMBER 31, 2013

 ==============================================================

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

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PRESIDENT'S MESSAGE

"THE FORMAL ANNOUNCEMENT OF TAPERING
DURING DECEMBER PROPELLED U.S. STOCK               [PHOTO OF DANIEL S. McNAMARA]
MARKETS TO NEW ALL-TIME HIGHS."

--------------------------------------------------------------------------------
JANUARY 2014

In the final months of the reporting period, better-than-expected news about U.S. economic growth, employment, and the housing market fueled speculation that the Federal Reserve (the Fed) would soon announce the reduction -- or tapering -- of its quantitative easing (QE) asset purchases. (Through QE, the Fed has been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) In fact, during December 2013, the Fed said it would trim its asset purchases to $75 billion a month starting in January 2014.

U.S. stock markets reacted differently to the taper announcement in December than they did earlier in 2013. In May 2013, stocks retreated after Fed Chairman Ben Bernanke suggested the Fed might begin tapering its asset purchases. The formal announcement of tapering during December propelled U.S. stock markets to new all-time highs. In my view, the markets reacted differently because the U.S. economy appears to be gaining strength and the Fed reiterated its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%. Investors may like the Fed's promise of "low rates for longer" more than they dislike the tapering of the QE program. That being said, I expect the Fed to pause if tapering significantly disrupts the markets. For the reporting period as a whole, U.S. stocks were up. Though the increase was due in part to earnings growth, I believe it was driven primarily by multiple expansion, as investors paid more for stocks in response to the Fed's monetary policies and a limited number of attractive alternatives.

In the bond market, longer-term yields began to increase in May 2013 on expectations that tapering would begin sooner than expected. Bond prices, which move in the opposite direction of interest rates, declined. Though the Fed did not announce the taper until December 2013, rates remained elevated in the longer end of the yield curve -- in five-year, 10-year, and 30-year maturities. (Meanwhile, yields on shorter-term maturities declined after the Fed repeated its commitment to ultra-low short-term rates in

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

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December.) Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments. It should be noted that not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more.

Looking ahead, I expect the U.S. economy to continue getting stronger, albeit slowly. Though the unemployment rate was near 7% at the end of the reporting period, I'm not sure the employment picture is as rosy as the number suggests. Meanwhile, a federal budget deal reached in December seems to have reduced the possibility of a government shutdown in 2014. (The reporting period had been dominated by partisan wrangling such as the fiscal cliff, the sequestration spending cuts, and the 16-day partial government shutdown.) In Europe, the debt crisis appears to have moderated, and geopolitical tensions in the Middle East, which had roiled the financial markets during 2013, have eased. Nevertheless, these challenges could reemerge in 2014.

Rest assured we will continue to monitor Fed policy, economic trends, geopolitical events, and other factors that could potentially affect your investments. In the meantime, I urge you to hold a diversified portfolio that is directly tied to your goals, risk tolerance, and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing potentially can help you protect your gains and prepare for what happens next.

On behalf of everyone at USAA Asset Management Company, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

   Distributions to Shareholders                                             13

   Report of Independent Registered Public Accounting Firm                   14

   Portfolio of Investments                                                  15

   Notes to Portfolio of Investments                                         21

   Financial Statements                                                      24

   Notes to Financial Statements                                             28

EXPENSE EXAMPLE                                                              47

TRUSTEES' AND OFFICERS' INFORMATION                                          49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA FLEXIBLE INCOME FUND (THE FUND) SEEKS TOTAL RETURN THROUGH A COMBINATION OF INCOME AND CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Under normal market conditions, the Fund will invest in income-producing securities that carry the most attractive opportunity for total return, regardless of maturity or credit rating. In addition to investment-grade U.S. bonds, the Fund also may invest to a significant extent in high-yield bonds, bank loans, non-dollar-denominated bonds, preferred stocks, and common stocks.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

ARNOLD J. ESPE, CFA                                    [PHOTO OF ARNOLD J. ESPE]
USAA Asset Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA FLEXIBLE INCOME FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   The Fund, which began operations on July 12, 2013, has three share classes:
   Fund Shares, Institutional Shares, and Adviser Shares. The total returns for the share classes were 2.02%, 2.09%, and 1.90%, respectively, for the reporting period. This compares to the return of 0.70% for the Barclays U.S. Aggregate Bond Index (the Index), the benchmark for the Fund.

o  WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   The financial markets generally took their cue from the Federal Reserve
   (the Fed). Early in the reporting period, market sentiment was dampened by speculation that the Fed might reduce the pace of its monthly bond purchases before the end of 2013. This concern weighed most heavily on the bond market. Yields on longer-term bonds rose (and their prices fell) in anticipation of higher interest rates, though high-yield bonds, which tend to have lower sensitivity to interest-rate movements, held up relatively well. In September 2013,

   Refer to page 6 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. As interest rates rise, existing bond prices generally fall. Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

================================================================================

2  | USAA FLEXIBLE INCOME FUND

================================================================================

   the Fed surprised investors with the announcement that it would not reduce its bond purchases. The "non-taper" sparked a rally in the stock market, pushing equity prices to new all-time highs. Long maturity bond prices, however, remained under pressure as U.S. economic growth improved. Yields edged up as positive economic data suggested the Fed might trim its asset purchases sooner rather than later. Indeed, during December 2013, the Fed said that it would reduce its purchases of U.S. Treasury securities and mortgage-backed securities from $85 billion a month to $75 billion a month starting in January 2014. The prices of gold and gold-mining stocks, which tend to reflect inflation worries, retreated during the reporting period as investors showed less interest in using gold or mining companies as a hedge against rising consumer prices or a weakening U.S. dollar.

o  HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?

   The Fund outperformed the Index during the reporting period, largely as a result of its exposure to investment-grade and high-yield bonds. Issue selection in the energy sector -- particularly the oil and gas exploration and production industry and pipeline companies -- enhanced returns. Investments in the subordinated debt of property and casualty companies and life insurers also added to performance. The Fund benefited from its income focus; in keeping with our investment approach, we concentrated our purchases on income-producing securities that we believe had the most attractive opportunity for total return, regardless of maturity or credit rating.

   During the reporting period, the portfolio was hampered by its holdings of gold-mining stocks. Though the position detracted during the reporting period as a whole, we have a positive long-term outlook for both gold and gold-mining companies. Gold remains a hedge against potential inflation and currency devaluation, and we think gold-mining stocks are attractively valued based on their business fundamentals. In addition, during the reporting period, the Fund's investments in mortgage real estate investment trusts dampened performance. However, these holdings continued to generate an attractive yield.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

   In choosing bonds for the Fund, we sought to minimize credit risk, relying on our analysts who helped us identify attractive opportunities. We took advantage of the "non-taper" to add some attractively priced investment-grade and high-yield bonds to the portfolio. We also purchased a small number of commercial mortgage-backed securities. In addition, during the reporting period, we shorted Japanese government bond futures because we expect the Japanese yen to significantly depreciate versus the U.S. dollar, and we shorted French government bond futures because we believe these bonds are overvalued given France's deteriorating fiscal situation. To position the portfolio for potential future interest rate increases, we purchased bank loans and long-term floating rate securities. The Fund's duration (a measure of its sensitivity to interest rates) remained relatively short, which added value during the reporting period.

o  WHAT IS THE OUTLOOK?

   We expect the U.S. economy to continue strengthening during 2014, perhaps at a slightly faster rate than in 2013. This should allow the Fed to continue scaling back its asset purchase program, though we believe the Fed will taper gradually so as not to undermine the economic recovery. We expect interest rates to continue rising at a modest pace. Accordingly, at the end of the reporting period, we favor segments of the bond market that are more sensitive to credit risk than interest-rate risk. We also have a positive outlook on corporate bonds, especially high-yield bonds. Within investment grade corporate bonds, we have a preference for the subordinated debt of utilities, energy pipeline companies, and insurance companies because of their low interest-rate risk and attractive yields. In the months ahead, we will continue to seek attractive investment opportunities, relying on the skill and judgment of our experienced research analysts as we strive to provide positive absolute returns over time though a combination of income and capital appreciation.

   Thank you for your continued investment in the Fund.

================================================================================

4  | USAA FLEXIBLE INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA FLEXIBLE INCOME FUND SHARES
(FUND SHARES)* (Ticker Symbol: USFIX)


--------------------------------------------------------------------------------
                                                                    12/31/13
--------------------------------------------------------------------------------

Net Assets                                                       $31.6 Million
Net Asset Value Per Share                                            $9.99


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/13
--------------------------------------------------------------------------------
                            Since Inception 7/12/13**
                                      2.02%


--------------------------------------------------------------------------------
                                EXPENSE RATIOS***
--------------------------------------------------------------------------------

    Before Reimbursement 1.14%                      After Reimbursement 1.00%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The Fund Shares commenced operations on July 12, 2013.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***The expense ratios are reported in the Fund's prospectus dated July 12, 2013, and are based on estimated expenses for the current fiscal year. USAA Asset Management Company (the Manager) has agreed, through July 12, 2014, to make payments or waive management, administration, and other fees to limit the exenses of the Fund so that the total annual operating expenses of the Fund Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after July 12, 2014. If the total annual operating expense ratio of the Fund Shares is lower than 1.00%, the Fund Shares will operate at the lower expense ratio. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        USAA FLEXIBLE INCOME             BARCLAYS U.S. AGGREGATE
                            FUND SHARES                         BOND INDEX
 7/31/2013                   $10,000.00                         $10,000.00
 8/31/2013                     9,934.92                           9,948.88
 9/30/2013                     9,977.26                          10,043.07
10/31/2013                    10,152.37                          10,124.27
11/30/2013                    10,110.84                          10,086.36
12/31/2013                    10,202.15                          10,029.36

                                   [END CHART]

          Data from 7/31/13 to 12/31/13.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Flexible Income Fund Shares to the following benchmark:

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

*The performance of the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2013, while the Fund Shares' inception date is July 12, 2013. There may be a slight variation of performance numbers because of this difference.

================================================================================

6  | USAA FLEXIBLE INCOME FUND

================================================================================

USAA FLEXIBLE INCOME FUND INSTITUTIONAL SHARES
(INSTITUTIONAL SHARES)* (Ticker Symbol: UIFIX)



--------------------------------------------------------------------------------
                                                                    12/31/13
--------------------------------------------------------------------------------

Net Assets                                                       $97.1 Million
Net Asset Value Per Share                                            $9.99


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/13
--------------------------------------------------------------------------------
                            Since Inception 7/12/13**
                                      2.09%


--------------------------------------------------------------------------------
                                EXPENSE RATIOS***
--------------------------------------------------------------------------------

    Before Reimbursement 0.94%                      After Reimbursement 0.80%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The Institutional Shares commenced operations on July 12, 2013.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***The expense ratios are reported in the Fund's prospectus dated July 12, 2013, and are based on estimated expenses for the current fiscal year. USAA Asset Management Company (the Manager) has agreed, through July 12, 2014, to make payments or waive management, administration, and other fees to limit the exenses of the Fund so that the total annual operating expenses of the Institutional Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Institutional Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after July 12, 2014. If the total annual operating expense ratio of the Institutional Shares is lower than 0.80%, the Fund's Institutional Shares will operate at the lower expense ratio. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       USAA FLEXIBLE INCOME              BARCLAYS U.S. AGGREGATE
                     FUND INSTITUTIONAL SHARES                   BOND INDEX
 7/31/2013                   $10,000.00                          $10,000.00
 8/31/2013                     9,937.29                            9,948.88
 9/30/2013                     9,980.78                           10,043.07
10/31/2013                    10,156.99                           10,124.27
11/30/2013                    10,116.46                           10,086.36
12/31/2013                    10,209.04                           10,029.36

                                   [END CHART]

          Data from 7/31/13 to 12/31/13.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Flexible Income Fund Institutional Shares to the benchmark listed above (see page 6 for the benchmark definition).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

*The performance of the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2013, while the Institutional Shares' inception date is July 12, 2013. There may be a slight variation of performance numbers because of this difference.

================================================================================

8  | USAA FLEXIBLE INCOME FUND

================================================================================

USAA FLEXIBLE INCOME FUND ADVISER SHARES
(ADVISER SHARES)* (Ticker Symbol: UAFIX)


--------------------------------------------------------------------------------
                                                                    12/31/13
--------------------------------------------------------------------------------

Net Assets                                                       $5.0 Million
Net Asset Value Per Share                                            $9.99


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/13
--------------------------------------------------------------------------------
                            Since Inception 7/12/13**
                                      1.90%


--------------------------------------------------------------------------------
                                EXPENSE RATIOS***
--------------------------------------------------------------------------------

    Before Reimbursement 2.40%                      After Reimbursement 1.25%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The Adviser Shares commenced operations on July 12, 2013.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***The expense ratios are reported in the Fund's prospectus dated July 12, 2013, and are based on estimated expenses for the current fiscal year. USAA Asset Management Company (the Manager) has agreed, through July 12, 2014, to make payments or waive management, administration, and other fees to limit the exenses of the Fund so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.25% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after July 12, 2014. If the total annual operating expense ratio of the Adviser Shares is lower than 1.25%, the Fund's Adviser Shares will operate at the lower expense ratio. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        USAA FLEXIBLE INCOME              BARCLAYS U.S. AGGREGATE
                        FUND ADVISER SHARES                      BOND INDEX
 7/31/2013                   $10,000.00                          $10,000.00
 8/31/2013                     9,931.57                            9,948.88
 9/30/2013                     9,971.49                           10,043.07
10/31/2013                    10,143.69                           10,124.27
11/30/2013                    10,101.91                           10,086.36
12/31/2013                    10,189.94                           10,029.36

                                   [END CHART]

          Data from 7/31/13 to 12/31/13.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Flexible Income Fund Adviser Shares to the benchmark listed above (see page 6 for benchmark definition).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

*The performance of the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2013, while the Adviser Shares' inception date is July 12, 2013. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA FLEXIBLE INCOME FUND

================================================================================

                             o  TOP 10 HOLDINGS*  o
                                 AS OF 12/31/13
                                (% of Net Assets)

                                              COUPON RATE %      % OF NET ASSETS
                                              ----------------------------------
StanCorp Financial Group, Inc. ...............    6.90%               2.6%
Southern Union Co. ...........................    3.26%               2.4%
NII International Telecom SCA ................    7.88%               2.3%
Genworth Holdings, Inc. ......................    6.15%               2.2%
Prudential Financial, Inc. ...................    5.63%               2.2%
St. Barbara Ltd. .............................    8.88%               2.2%
Glen Meadow Pass-Through Trust ...............    6.51%               2.2%
Oil Insurance Ltd. ...........................    3.23%               2.1%
Lincoln National Corp. .......................    6.05%               2.1%
Banc of America Commercial Mortgage, Inc. ....    5.42%               2.0%

You will find a complete list of securities that the Fund owns on pages 15-20.

* Excludes money market instruments.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o  ASSET ALLOCATION* -- 12/31/2013  o

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                     52.8%
EURODOLLAR AND YANKEE OBLIGATIONS                                         20.9%
COMMON STOCKS                                                             10.1%
PREFERRED STOCKS                                                           5.5%
COMMERCIAL MORTGAGE SECURITIES                                             4.3%
MONEY MARKET INSTRUMENTS                                                   2.7%
INVESTMENT COMPANIES                                                       1.0%
U.S. TREASURY SECURITIES                                                   0.7%
COLLATERALIZED MORTGAGE OBLIGATIONS                                        0.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

* Excludes Futures

================================================================================

12  | USAA FLEXIBLE INCOME FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

-------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

With respect to distributions paid, the Regulated Investment Company Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2013:

 DIVIDEND RECEIVED              QUALIFIED DIVIDEND
DEDUCTION (CORPORATE          INCOME (NON-CORPORATE          INTEREST-RELATED
  SHAREHOLDERS)(1)               SHAREHOLDERS)(1)             DIVIDEND INCOME
-----------------------------------------------------------------------------
       7.70%                          8.91%                     $1,775,000
-----------------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  13

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA FLEXIBLE INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Flexible Income Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2013, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from July 12, 2013 (commencement of operations) to December 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Flexible Income Fund at December 31, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period from July 12, 2013 (commencement of operations) to December 31, 2013, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 18, 2014

================================================================================

14  | USAA FLEXIBLE INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2013

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                 COUPON                         VALUE
(000)       SECURITY                                                    RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (52.8%)

            ENERGY (19.6%)
            --------------
            OIL & GAS EXPLORATION & PRODUCTION (9.3%)
  $ 2,000   BreitBurn Energy Partners, LP                               7.88%        4/15/2022     $  2,090
    2,000   Fieldwood Energy, LLC(a),(b)                                8.38         9/30/2020        2,047
    2,000   Halcon Resources Corp.(c)                                   9.25         2/15/2022        2,045
    2,000   Midstates Petroleum Co., Inc. & Midstates
              Petroleum Co., LLC                                        9.25         6/01/2021        2,100
    2,000   Penn Virginia Corp.                                         8.50         5/01/2020        2,160
    2,000   Quicksilver Resources, Inc.(a)                              7.00         6/21/2019        1,988
                                                                                                   --------
                                                                                                     12,430
                                                                                                   --------
            OIL & GAS STORAGE & TRANSPORTATION (10.3%)
    2,700   DCP Midstream, LLC(c)                                       5.85         5/21/2043        2,525
      650   Enbridge Energy Partners, LP                                8.05        10/01/2037          720
    2,925   Energy Transfer Partners                                    3.29        11/01/2066        2,676
    2,000   Enterprise Products Operating, LLC                          7.00         6/01/2067        2,059
      100   NuStar Logistics, LP(d)                                     7.63         1/15/2043        2,572
    4,000   Southern Union Co.                                          3.26(e)     11/01/2066        3,260
                                                                                                   --------
                                                                                                     13,812
                                                                                                   --------
            Total Energy                                                                             26,242
                                                                                                   --------

            FINANCIALS (24.5%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (3.2%)
    2,950   State Street Capital Trust IV                               1.24(e)      6/01/2077        2,258
    2,000   Walter Investment Management Corp.(c)                       7.88        12/15/2021        2,035
                                                                                                   --------
                                                                                                      4,293
                                                                                                   --------
            LIFE & HEALTH INSURANCE (10.0%)
       93   Delphi Financial Group, Inc.                                7.38         5/15/2037        2,307
    2,800   Lincoln National Corp.                                      6.05         4/20/2067        2,793
    2,000   Principal Financial Global Fund, LLC                        0.76(e)      1/10/2031        1,760
    3,000   Prudential Financial, Inc.(d)                               5.63         6/15/2043        2,955
    3,481   StanCorp Financial Group, Inc.                              6.90         6/01/2067        3,485
                                                                                                   --------
                                                                                                     13,300
                                                                                                   --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                 COUPON                         VALUE
(000)       SECURITY                                                    RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (5.9%)
  $ 3,332   Genworth Holdings, Inc.                                     6.15%       11/15/2066     $  2,961
    3,000   Glen Meadow Pass-Through Trust(c)                           6.51         2/12/2067        2,925
    2,000   Nationwide Mutual Insurance Co.(c)                          5.81        12/15/2024        2,033
                                                                                                   --------
                                                                                                      7,919
                                                                                                   --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    3,000   JPMorgan Chase Capital XXI                                  1.19(e)      2/02/2037        2,250
                                                                                                   --------
            PROPERTY & CASUALTY INSURANCE (2.2%)
    2,000   AmTrust Financial Services, Inc.(b),(c)                     6.13         8/15/2023        2,020
      130   Ironshore Holdings, Inc.(c)                                 8.50         5/15/2020          148
      750   Travelers Companies, Inc.                                   6.25         3/15/2037          797
                                                                                                   --------
                                                                                                      2,965
                                                                                                   --------
            REGIONAL BANKS (1.5%)
       40   Citizens Funding Trust I                                    7.50         9/15/2066          998
    1,250   Suntrust Capital I                                          0.91(e)      5/15/2027        1,013
                                                                                                   --------
                                                                                                      2,011
                                                                                                   --------
            Total Financials                                                                         32,738
                                                                                                   --------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
       40   Qwest Corp.(d)                                              7.50         9/15/2051          933
                                                                                                   --------
            UTILITIES (8.0%)
            ----------------
            ELECTRIC UTILITIES (3.5%)
    1,831   NextEra Energy Capital Holdings, Inc.                       7.30         9/01/2067        2,016
    2,000   PPL Capital Funding, Inc.                                   6.70         3/30/2067        2,021
    1,000   Texas Competitive Electric Holdings Co., LLC(a)             4.73        10/10/2017          694
                                                                                                   --------
                                                                                                      4,731
                                                                                                   --------
            MULTI-UTILITIES (4.5%)
    2,000   Dominion Resources, Inc.                                    2.55(e)      9/30/2066        1,877
    2,005   Integrys Energy Group, Inc.                                 6.11        12/01/2066        2,016
    2,027   Puget Sound Energy, Inc.                                    6.97         6/01/2067        2,087
                                                                                                   --------
                                                                                                      5,980
                                                                                                   --------
            Total Utilities                                                                          10,711
                                                                                                   --------
            Total Corporate Obligations (cost: $70,146)                                              70,624
                                                                                                   --------

================================================================================

16  | USAA FLEXIBLE INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                 COUPON                         VALUE
(000)       SECURITY                                                    RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (20.9%)

            ENERGY (1.5%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (1.5%)
  $ 2,000   TransCanada Pipelines Ltd.                                  6.35%        5/15/2067     $  2,056
                                                                                                   --------
            FINANCIALS (10.5%)
            ------------------
            DIVERSIFIED BANKS (3.6%)
    3,530   Barclays Bank plc                                           0.56(e)              -(f)     2,331
    3,500   HSBC Bank plc                                               0.69(e)              -(f)     2,415
                                                                                                   --------
                                                                                                      4,746
                                                                                                   --------
            LIFE & HEALTH INSURANCE (1.5%)
    2,000   Great-West Life & Annuity Insurance Capital, LP(c)          7.15         5/16/2046        2,070
                                                                                                   --------
            PROPERTY & CASUALTY INSURANCE (3.8%)
    3,200   Oil Insurance Ltd.(c)                                       3.23(e)              -(f)     2,831
    2,190   QBE Capital Funding III Ltd.(c)                             7.25         5/24/2041        2,268
                                                                                                   --------
                                                                                                      5,099
                                                                                                   --------
            REINSURANCE (1.6%)
    2,010   Swiss Re Capital I, LP(c)                                   6.85                 -(f)     2,135
                                                                                                   --------
            Total Financials                                                                         14,050
                                                                                                   --------
            MATERIALS (3.4%)
            ----------------
            GOLD (3.4%)
    2,000   Newcrest Finance Pty Ltd.(c)                                4.45        11/15/2021        1,666
    3,500   St. Barbara Ltd.(c)                                         8.88         4/15/2018        2,931
                                                                                                   --------
                                                                                                      4,597
                                                                                                   --------
            Total Materials                                                                           4,597
                                                                                                   --------
            TELECOMMUNICATION SERVICES (2.3%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (2.3%)
    4,000   NII International Telecom SCA(c)                            7.88         8/15/2019        3,040
                                                                                                   --------
            UTILITIES (3.2%)
            ----------------
            ELECTRIC UTILITIES (1.6%)
    2,000   Enel S.p.A.(c)                                              8.75         9/24/2073        2,182
                                                                                                   --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.6%)
    2,000   AES Gener S.A.(c)                                           8.38        12/18/2073        2,090
                                                                                                   --------
            Total Utilities                                                                           4,272
                                                                                                   --------
            Total Eurodollar and Yankee Obligations (cost: $27,673)                                  28,015
                                                                                                   --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                 COUPON                         VALUE
(000)       SECURITY                                                    RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (4.3%)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (4.3%)
$   2,700   Banc of America Commercial Mortgage, Inc.                   5.42%       10/10/2045     $  2,694
    2,000   Banc of America Commercial Mortgage, Inc.                   6.44         2/10/2051        2,057
    1,000   GS Mortgage Securities Corp. II                             5.82         4/10/2038        1,007
                                                                                                   --------
                                                                                                      5,758
                                                                                                   --------
            Total Commercial Mortgage Securities (cost: $5,758)                                       5,758
                                                                                                   --------
            COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%)
      970   Sequoia Mortgage Trust (cost: $844)                         1.07         9/20/2033          852
                                                                                                   --------
            U.S. TREASURY SECURITIES (0.7%)

            NOTES (0.7%)
    1,000   2.50%, 8/15/2023(g) (cost: $991)                                                            960
                                                                                                   --------

-----------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (16.6%)

            COMMON STOCKS (10.1%)

            FINANCIALS (5.9%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (2.2%)
  150,000   Apollo Investment Corp.                                                                   1,272
   70,000   KKR & Co. L.P.                                                                            1,704
                                                                                                   --------
                                                                                                      2,976
                                                                                                   --------
            REITs - MORTGAGE (3.7%)
  242,000   Annaly Capital Management, Inc.(b)                                                        2,413
  158,000   Hatteras Financial Corp.(b)                                                               2,581
                                                                                                   --------
                                                                                                      4,994
                                                                                                   --------
            Total Financials                                                                          7,970
                                                                                                   --------
            MATERIALS (4.2%)
            ----------------
            PRECIOUS METALS & MINERALS (4.2%)
  103,000   Goldcorp, Inc.                                                                            2,232
  270,000   Kinross Gold Corp.                                                                        1,183
   94,000   Newmont Mining Corp.(d)                                                                   2,165
                                                                                                   --------
                                                                                                      5,580
                                                                                                   --------
            Total Materials                                                                           5,580
                                                                                                   --------
            Total Common Stocks (cost: $15,491)                                                      13,550
                                                                                                   --------

================================================================================

18  | USAA FLEXIBLE INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES   SECURITY                                                                                  (000)
-----------------------------------------------------------------------------------------------------------
            PREFERRED STOCKS (5.5%)

            CONSUMER STAPLES (1.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (1.6%)
   20,000   Dairy Farmers of America, Inc., 7.88%, cumulative
              redeemable, perpetual(c)                                                             $  2,118
                                                                                                   --------
            FINANCIALS (3.9%)
            ----------------
            REGIONAL BANKS (1.4%)
    2,000   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                   1,832
                                                                                                   --------
            REITs - OFFICE (1.5%)
  100,000   CommonWealth REIT, 6.50%, perpetual                                                       2,051
                                                                                                   --------
            THRIFTS & MORTGAGE FINANCE (1.0%)
  150,000   Freddie Mac(+), 8.38%, perpetual*(h)                                                      1,359
                                                                                                   --------
            Total Financials                                                                          5,242
                                                                                                   --------
            Total Preferred Stocks (cost: $6,722)                                                     7,360
                                                                                                   --------
            INVESTMENT COMPANIES (1.0%)
  100,000   Nuveen Municipal Opportunity Fund, Inc. (cost: $1,292)                                    1,322
                                                                                                   --------
            Total Equity Securities (cost: $23,505)                                                  22,232
                                                                                                   --------
            MONEY MARKET INSTRUMENTS (2.7%)

            MONEY MARKET FUNDS (2.7%)
3,557,134   State Street Institutional Liquid Reserve Fund, 0.06% (cost: $3,557)(i)                   3,557
                                                                                                   --------
            Total Money Market Instruments (cost: $3,557)                                             3,557
                                                                                                   --------

            TOTAL INVESTMENTS (COST: $132,474)                                                     $131,998
                                                                                                   ========

-----------------------------------------------------------------------------------------------------------
                                                                                                 UNREALIZED
NUMBER OF                                                                      CONTRACT       APPRECIATION/
CONTRACTS                                                        EXPIRATION      VALUE       (DEPRECIATION)
LONG/(SHORT)                                                        DATE         (000)                (000)
-----------------------------------------------------------------------------------------------------------
            FUTURES (4.5%)
      (28)  10 Year SGX Mini JGB Futures                         03/10/2014     $(3,809)         $     14
      (12)  Euro-OAT (French Government Bond) Futures            03/06/2014      (2,169)               23
                                                                                -------          --------
            TOTAL FUTURES                                                       $(5,978)         $     37
                                                                                =======          ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)              (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES      OTHER SIGNIFICANT      SIGNIFICANT
                                   IN ACTIVE MARKETS             OBSERVABLE     UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS                 INPUTS           INPUTS        TOTAL
---------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations:                     $     -               $ 70,624               $-     $ 70,624
  Eurodollar And Yankee Obligations                -                 28,015                -       28,015
  Commercial Mortgage Securities                   -                  5,758                -        5,758
  Collateralized Mortgage Obligations              -                    852                -          852
  U.S.Treasury Securities                        960                      -                -          960

Equity Securities:
  Common Stocks                               13,550                      -                -       13,550
  Preferred Stocks                             2,051                  5,309                -        7,360
  Investment Companies                         1,322                      -                -        1,322

Money Market Instruments:
  Money Market Funds                           3,557                      -                -        3,557
  Futures(1)                                      37                                                   37
---------------------------------------------------------------------------------------------------------
Total                                        $21,477               $110,558               $-     $132,035
---------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment

For the period of July 12, 2013, through December 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

20  | USAA FLEXIBLE INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2013

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 24.9% of net assets at December 31, 2013. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    REIT     Real estate investment trust
    SGX      Singapore Exchange
    JGB      Japanese Government Bond
    OAT      Obligations Assimilables du Tresor

o   SPECIFIC NOTES

    (a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at December 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) At December 31, 2013, portions of these securities were segregated to cover when-issued purchases. The security was purchased and sold prior to December 31, 2013.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

22  | USAA FLEXIBLE INCOME FUND

================================================================================

    (d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2013.

    (e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2013.

    (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (g) Securities with a value of $115,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (h) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

    (i) Rate represents the money market fund annualized seven-day yield at December 31, 2013.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2013

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $132,474)         $131,998
  Cash                                                                        66
  Cash denominated in foreign currencies
    (identified cost of less than $500)                                        1
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 7)                                       500
      Nonaffiliated transactions                                              46
    USAA Asset Management Company (Note 6C)                                   31
    Dividends and interest                                                 1,175
    Securities sold                                                           40
  Variation margin on futures contracts                                       38
                                                                        --------
      Total assets                                                       133,895
                                                                        --------
LIABILITIES
  Payables:
    Securities purchased                                                      40
    Capital shares redeemed                                                   13
  Accrued management fees                                                     56
  Accrued transfer agent's fees                                                1
  Other accrued expenses and payables                                         52
                                                                        --------
      Total liabilities                                                      162
                                                                        --------
        Net assets applicable to capital shares outstanding             $133,733
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $133,506
  Accumulated undistributed net investment loss                              (17)
  Accumulated net realized gain on investments and futures transactions      682
  Net unrealized depreciation of investments and futures contracts          (439)
  Net unrealized appreciation of foreign currency translations                 1
                                                                        --------
        Net assets applicable to capital shares outstanding             $133,733
                                                                        ========

  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $31,636/3,167 shares outstanding)        $   9.99
                                                                        ========
    Institutional Shares (net assets of $97,101/9,718
      shares outstanding)                                               $   9.99
                                                                        ========
    Adviser Shares (net assets of $4,996/500 shares outstanding)        $   9.99
                                                                        ========

See accompanying notes to financial statements.

================================================================================

24  | USAA FLEXIBLE INCOME FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Period ended December 31, 2013*

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $4)                         $  736
  Interest                                                                 2,121
                                                                          ------
      Total income                                                         2,857
                                                                          ------
EXPENSES
  Management fees                                                            265
  Administration and servicing fees:
    Fund Shares                                                               20
    Institutional Shares                                                      37
    Adviser Shares                                                             3
  Transfer agent's fees:
    Fund Shares                                                                4
    Institutional Shares                                                      37
  Distribution and service fees (Note 6E):
    Adviser Shares                                                             6
  Custody and accounting fees:
    Fund Shares                                                               10
    Institutional Shares                                                      23
    Adviser Shares                                                             2
  Postage:
    Fund Shares                                                                1
  Shareholder reporting fees:
    Fund Shares                                                                6
  Trustees' fees                                                               6
  Registration fees:
    Fund Shares                                                               18
    Institutional Shares                                                      21
    Adviser Shares                                                            11
  Professional fees                                                           28
  Other                                                                        3
                                                                          ------
      Total expenses                                                         501
                                                                          ------
  Expenses reimbursed:
    Fund Shares                                                               (1)
    Institutional Shares                                                     (30)
    Adviser Shares                                                            (6)
                                                                          ------
      Net expenses                                                           464
                                                                          ------
NET INVESTMENT INCOME                                                      2,393
                                                                          ------

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
  Net realized gain (loss) on:
    Investments                                                            1,154
    Futures transactions                                                    (112)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                             (476)
    Foreign currency translations                                              1
    Futures contracts                                                         37
                                                                          ------
      Net realized and unrealized gain                                       604
                                                                          ------
  Increase in net assets resulting from operations                        $2,997
                                                                          ======

*Fund commenced operations on July 12, 2013

See accompanying notes to financial statements.

================================================================================

26  | USAA FLEXIBLE INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Period ended December 31, 2013*

--------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment income                                                 $  2,393
  Net realized gain on investments                                         1,154
  Net realized loss on futures transactions                                 (112)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                             (476)
    Foreign currency translations                                              1
    Futures contracts                                                         37
                                                                        --------
    Increase in net assets resulting from operations                       2,997
                                                                        --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                             (540)
    Institutional Shares                                                  (1,753)
    Adviser Shares                                                           (84)
                                                                        --------
      Total distributions of net investment income                        (2,377)
                                                                        --------
  Net realized gains:
    Fund Shares                                                              (92)
    Institutional Shares                                                    (286)
    Adviser Shares                                                           (15)
                                                                        --------
      Total distributions of net realized gains                             (393)
                                                                        --------
  Distributions to shareholders                                           (2,770)
                                                                        --------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                             31,647
  Institutional Shares                                                    96,859
  Adviser Shares                                                           5,000
                                                                        --------
    Total net increase in net assets from capital share transactions     133,506
                                                                        --------
  Net increase in net assets                                             133,733

NET ASSETS
  Beginning of the year                                                        -
                                                                        --------
  End of year                                                           $133,733
                                                                        ========
Accumulated undistributed net investment loss:
  End of year                                                           $    (17)
                                                                        ========

*Fund commenced operations on July 12, 2013.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA Flexible Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek total return through a combination of income and capital appreciation. The Fund commenced operations on July 12, 2013.

The Fund consists of three classes of shares: Flexible Income Fund Shares (Fund Shares), Flexible Income Fund Institutional Shares (Institutional Shares), and Flexible Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank

================================================================================

28  | USAA FLEXIBLE INCOME FUND

================================================================================

trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

      the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would

================================================================================

30  | USAA FLEXIBLE INCOME FUND

================================================================================

      materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   4. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   5. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   6. Repurchase agreements are valued at cost, which approximates market value.

   7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

      securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note 1A3 and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note 1A1.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

32  | USAA FLEXIBLE INCOME FUND

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at December 31, 2013, did not include master netting provisions.

   FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

   exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2013* (IN THOUSANDS)

                                  ASSET DERIVATIVES                   LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------
                                  STATEMENT OF                        STATEMENT OF
                                  ASSETS AND                          ASSETS AND
DERIVATIVES NOT ACCOUNTED         LIABILITIES                         LIABILITIES
FOR AS HEDGING INSTRUMENTS        LOCATION            FAIR VALUE      LOCATION           FAIR VALUE
---------------------------------------------------------------------------------------------------
Interest rate contracts           Net unrealized        $37**                              $-
                                  depreciation of
                                  investments and
                                  futures contracts
---------------------------------------------------------------------------------------------------

    *For open derivative instruments as of December 31, 2013, see the portfolio of investments, which also is indicative of activity for the period ended December 31, 2013.

   **Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE PERIOD ENDED DECEMBER 31, 2013 (IN THOUSANDS)

                                                                          CHANGE IN
                                                                          UNREALIZED
                                                          REALIZED GAIN   APPRECIATION
DERIVATIVES NOT ACCOUNTED    STATEMENT OF                 (LOSS) ON       (DEPRECIATION)
FOR AS HEDGING INSTRUMENTS   OPERATIONS LOCATION          DERIVATIVES     ON DERIVATIVES
---------------------------------------------------------------------------------------
Interest rate contracts      Net realized and               $(112)            $37
                             unrealized gain (loss)
                             on futures transactions/
                             Change in net unrealized
                             appreciation/depreciation
                             of futures contracts
---------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

34  | USAA FLEXIBLE INCOME FUND

================================================================================

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

   from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws or loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of December 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $40,000; all of which were when-issued securities.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the period ended December 31, 2013, there were no custodian and other bank credits.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under

================================================================================

36  | USAA FLEXIBLE INCOME FUND

================================================================================

   these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the period ended December 31, 2013, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the period ended December 31, 2013.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency and distributions adjustments resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment loss and increase accumulated net realized gain on investments by $33,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the period ended December 31, 2013, was as follows:

                                                                         2013
                                                                      ----------
Ordinary income*                                                      $2,770,000

As of December 31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                     $ 696,000
Accumulated capital and other losses                                 (33,000)
Unrealized depreciation of investments                              (436,000)

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the deferral on partnership basis adjustments, post-October loss deferral and mark-to-market adjustments.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

38  | USAA FLEXIBLE INCOME FUND

================================================================================

At December 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used. Late year losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2013, the Fund deferred to January 1, 2014, late year losses of $33,000.

For the year ended December 31, 2013, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended December 31, 2013, were $164,733,000 and $36,876,000, respectively.

As of December 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was $132,458,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2013, for federal income tax purposes, were $3,061,000 and $3,521,000, respectively, resulting in net unrealized depreciation of $460,000.

(5) CAPITAL SHARE TRANSACTIONS

At December 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                                                 PERIOD ENDED
                                                              DECEMBER 31, 2013*
--------------------------------------------------------------------------------
                                                             SHARES       AMOUNT
                                                             -------------------
FUND SHARES:
Shares sold                                                  3,282       $32,790
Shares issued from reinvested dividends                         14           137
Shares redeemed                                               (129)       (1,280)
                                                             -------------------
Net increase from capital share transactions                 3,167       $31,647
                                                             ===================
INSTITUTIONAL SHARES:
Shares sold                                                  9,524       $94,926
Shares issued from reinvested dividends                        195         1,939
Shares redeemed                                                 (1)           (6)
                                                             -------------------
Net increase from capital share transactions                 9,718       $96,859
                                                             ===================
ADVISER SHARES:
Shares sold                                                    500       $ 5,000
Shares issued from reinvested dividends                          -             -
Shares redeemed**                                               (-)           (-)
                                                             -------------------
Net increase from capital share transactions                   500       $ 5,000
                                                             ===================

 * Fund commenced operations on July 12, 2013.
** Represents less than 500 shares or $500.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the period ended December 31, 2013, there were no subadvisers.

================================================================================

40  | USAA FLEXIBLE INCOME FUND

================================================================================

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year. For the period ended December 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $265,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the period ended December 31, 2013, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $20,000, $37,000, and $3,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the period ended December 31, 2013, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through July 12, 2014, to limit the annual expenses of the Fund Shares, Institutional Shares, and Adviser Shares to 1.00%, 0.80%, and 1.25%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares, Institutional Shares, and the Adviser Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through July 12, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the period ended December 31, 2013, the Fund incurred reimbursable expenses from the Manager for the Fund Shares, Institutional Shares, and Adviser Shares of $1,000, $30,000, and $6,000, respectively, of which $31,000 was receivable from the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the period ended December 31, 2013, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $4,000, $37,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the period ended December 31, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds

================================================================================

42  | USAA FLEXIBLE INCOME FUND

================================================================================

do not invest in the underlying funds for the purpose of exercising management or control. As of December 31, 2013, the Fund recorded a receivable for capital shares sold of $500,000 for the USAA fund-of-funds' purchases and redemptions of Institutional Shares. As of December 31, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                        9.4
USAA Target Retirement 2020 Fund                                         14.7
USAA Target Retirement 2030 Fund                                         19.7
USAA Target Retirement 2040 Fund                                         17.1
USAA Target Retirement 2050 Fund                                          7.8
USAA Target Retirement 2060 Fund                                          0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At December 31, 2013, USAA and its affiliates owned 2,504,000 Fund Shares, 501,000 Institutional Shares, and 500,000 Adviser Shares, which represent 79.1% of the Fund Shares, 5.2% of the Institutional Shares, 100% of the Adviser Shares, and 26.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the period ended December 31, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Fund at the then-current market price with no brokerage commissions incurred.

                                                      COST TO      NET REALIZED
       SELLER                   PURCHASER            PURCHASER    GAIN TO SELLER
--------------------------------------------------------------------------------
USAA High Income Fund   USAA Flexible Income Fund    $799,000         $18,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                PERIOD ENDED
                                                                DECEMBER 31,
                                                                ------------
                                                                    2013***
                                                                ------------
Net asset value at beginning of period                           $ 10.00
                                                                 -------
Income (loss) from investment operations:
  Net investment income                                              .22(a)
  Net realized and unrealized loss                                  (.02)(a)
                                                                 -------
Total from investment operations                                     .20(a)
                                                                 -------
Less distributions from:
  Net investment income                                             (.18)
  Realized capital gains                                            (.03)
                                                                 -------
Total distributions                                                 (.21)
                                                                 -------
Net asset value at end of period                                 $  9.99
                                                                 =======
Total return (%)*                                                   2.02
Net assets at end of period (000)                                $31,636
Ratios to average net assets:**
  Expenses (%)(c)                                                   1.00(b)
  Expenses, excluding reimbursements (%)(c)                         1.00(b)
  Net investment income (%)                                         4.10(b)
Portfolio turnover (%)                                                39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended December 31, 2013, average net assets were $28,013,000. *** Fund Shares commenced operations on July 12, 2013.
(a) Calculated using average shares. For the period ended December 31, 2013, average shares were 2,493,000.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

44  | USAA FLEXIBLE INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                PERIOD ENDED
                                                                DECEMBER 31,
                                                                ------------
                                                                    2013***
                                                                ------------
Net asset value at beginning of period                           $ 10.00
                                                                 -------
Income (loss) from investment operations:
  Net investment income                                              .24(a)
  Net realized and unrealized loss                                  (.03)(a)
                                                                 -------
Total from investment operations                                     .21(a)
                                                                 -------
Less distributions from:
  Net investment income                                             (.19)
  Realized capital gains                                            (.03)
                                                                 -------
Total distributions                                                 (.22)
                                                                 -------
Net asset value at end of period                                 $  9.99
                                                                 =======
Total return (%)*                                                   2.09
Net assets at end of period (000)                                $97,101
Ratios to average net assets:**
  Expenses (%)(b)                                                    .80(c)
  Expenses, excluding reimbursements (%)(b)                          .88(c)
  Net investment income (%)                                         4.65(c)
Portfolio turnover (%)                                                39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended December 31, 2013, average net assets were $79,891,000. *** Institutional Shares commenced operations on July 12, 2013.
(a) Calculated using average shares. For the period ended December 31, 2013, average shares were 7,261,000.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                PERIOD ENDED
                                                                DECEMBER 31,
                                                                ------------
                                                                    2013***
                                                                ------------
Net asset value at beginning of period                            $10.00
                                                                  ------
Income (loss) from investment operations:
  Net investment income                                              .20(a)
  Net realized and unrealized loss                                  (.01)(a)
                                                                  ------
Total from investment operations                                     .19(a)
                                                                  ------
Less distributions from:
  Net investment income                                             (.17)
  Realized capital gains                                            (.03)
                                                                  ------
Total distributions                                                 (.20)
                                                                  ------
Net asset value at end of period                                  $ 9.99
                                                                  ======
Total return (%)*                                                   1.90
Net assets at end of period (000)                                 $4,996
Ratios to average net assets:**
  Expenses (%)(b)                                                   1.25(c)
  Expenses, excluding reimbursements (%)(b)                         1.54(c)
  Net investment income (%)                                         3.76(c)
Portfolio turnover (%)                                                39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended December 31, 2013, average net assets were $4,870,000. *** Adviser Shares commenced operations on July 12, 2013.
(a) Calculated using average shares. For the period ended December 31, 2013, average shares were 429,000.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

46  | USAA FLEXIBLE INCOME FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period of the Fund's inception date of July 12, 2013, and held for the entire period ended December 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                       BEGINNING              ENDING             DURING PERIOD*
                                     ACCOUNT VALUE         ACCOUNT VALUE         JULY 12, 2013 -
                                     JULY 12, 2013       DECEMBER 31, 2013      DECEMBER 31, 2013
                                     ------------------------------------------------------------
FUND SHARES
Actual                                 $1,000.00             $1,020.20                $4.79

Hypothetical
 (5% return before expenses)            1,000.00              1,018.96                 4.78

INSTITUTIONAL SHARES
Actual                                  1,000.00              1,020.90                 3.83

Hypothetical
 (5% return before expenses)            1,000.00              1,019.91                 3.83

ADVISER SHARES
Actual                                  1,000.00              1,019.00                 5.98

Hypothetical
 (5% return before expenses)            1,000.00              1,017.77                 5.98

* Expenses are equal to the annualized expense ratio of 1.00% for Fund Shares, 0.80% for Institutional Shares, and 1.25% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 173 days/365 days (to reflect the period from the commencement date of July 12, 2013). The Fund's actual ending account values are based on its actual total returns of 2.02% for Fund Shares, 2.09% for Institutional Shares, and 1.90% for Adviser Shares for the period of July 12, 2013, through December 31, 2013.

================================================================================

48  | USAA FLEXIBLE INCOME FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address of each P.O. Box 659450, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  49

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Management Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 16 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

50  | USAA FLEXIBLE INCOME FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member in 9/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as one year as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/31-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over five years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

52  | USAA FLEXIBLE INCOME FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 13 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
  (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICorp.

================================================================================

54  | USAA FLEXIBLE INCOME FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, Financial Advice & Solutions Group
(FASG) General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10); Associate, Morrison & Foerster LLP (07/07-02/09). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

56  | USAA FLEXIBLE INCOME FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

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    ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2013 and 2012 were $419,620 and $360,045, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2013 and 2012 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2013 and 2012.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2013 and 2012 were $406,468 and $387,250, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2013

By:*     /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary


Date:     02/24/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/24/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      02/24/2014
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*Print the name and title of each signing officer under his or her signature.